BASIS OF PRESENTATION (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2018	Dec. 31, 2016
Disclosure of subsidiaries [line items]
Net sales	$ 10,192,818	$ 11,454,807	$ 9,700,296
Assets	12,935,533	12,547,862
Liabilities	5,220,660	5,063,286
Equity	7,714,873	7,484,576	$ 5,852,771	$ 6,543,604	$ 5,166,593
Ternium Argentina S.A.
Disclosure of subsidiaries [line items]
Net sales	1,789,000	1,959,000
Profit (loss) from continuing operations attributable to non-controlling interests	131,000	254,000
Assets	2,969,000	3,184,000
Liabilities	338,000	606,000
Equity	$ 2,631,000	$ 2,578,000